Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000009524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Global Fund (Class A) — With sales charge
Account Value	[1]	$ 21,137	$ 21,137	$ 21,137	$ 14,930	$ 12,361	$ 17,924	$ 15,485	$ 13,421	$ 12,053	$ 13,501	$ 10,247	$ 9,625	$ 9,525
Average Annual Return, Percent	[1]	34.85%	8.45%	7.77%
C000009524 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Global Fund (Class A) — Without sales charge
Average Annual Return, Percent		41.58%	9.50%	8.29%
C000009526 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Global Fund (Class C) — With CDSC
Average Annual Return, Percent	[2],[3]	39.41%	8.63%	7.62%
C000009526 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Global Fund (Class C) — Without CDSC
Account Value	[2]	$ 20,850	$ 20,850	$ 20,850	14,727	12,193	17,815	15,525	13,556	12,267	13,843	10,587	10,020	10,000
Average Annual Return, Percent	[2]	40.41%	8.63%	7.62%
C000039882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Global Fund (Class Y)
Account Value		$ 11,371,503	$ 11,371,503	$ 11,371,503	8,011,086	6,616,273	9,570,389	8,254,116	7,134,266	6,391,962	7,139,280	5,407,265	5,064,032	5,000,000
Average Annual Return, Percent		41.95%	9.76%	8.56%
C000039879 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis International Fund (Class A) — With sales charge
Account Value	[4]	$ 14,421	$ 14,421	$ 14,421	10,041	8,450	12,559	13,692	11,351	10,580	12,038	9,344	9,311	9,525
Average Annual Return, Percent	[4]	36.80%	3.89%	3.73%
C000039879 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis International Fund (Class A) — Without sales charge
Average Annual Return, Percent		43.62%	4.90%	4.23%
C000039881 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis International Fund (Class C) — With CDSC
Average Annual Return, Percent	[5],[6]	41.43%	4.08%	3.49%
C000039881 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis International Fund (Class C) — Without CDSC
Account Value	[5]	$ 14,092.24415	$ 14,092.24415	$ 14,092.24415	9,812.070632	8,257.098556	12,359.22079	13,579.22971	11,355.81199	10,668.59024	12,250.62453	9,600.437311	9,677.103718	10,000
Average Annual Return, Percent	[5]	42.43%	4.08%	3.49%
C000082064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis International Fund (Class Y)
Account Value		$ 7,790,060	$ 7,790,060	$ 7,790,060	5,409,561	4,540,400	6,728,633	7,315,330	6,050,898	5,623,216	6,383,359	4,937,656	4,908,037	5,000,000
Average Annual Return, Percent		44.01%	5.18%	4.53%
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Account Value		$ 23,808	$ 23,808	$ 23,808	17,929	16,225	20,270	14,766	14,077	12,503	12,569	10,202	9,997	10,000
Average Annual Return, Percent		32.79%	11.07%	9.05%
MSCI ACWI ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA
Account Value		$ 15,972.12447	$ 15,972.12447	$ 15,972.12447	$ 12,846.31255	$ 11,462.7577	$ 15,228.22569	$ 11,744.7367599999	$ 12,059.48944	$ 10,838.04209	$ 11,811.2926	$ 9,552.9704	$ 9,532	$ 10,000
Average Annual Return, Percent		24.33%	5.77%	4.79%

[1]	Reflects 4.75% front-end sales charge.
[2]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[3]	Includes any applicable contingent deferred sales charge (“CDSC”).
[4]	Reflects 4.75% front-end sales charge.
[5]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[6]	Includes any applicable contingent deferred sales charge (“CDSC”).